FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2018
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Text Block]

26     Financial liabilities at fair value through profit or loss

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Liabilities designated at fair value through profit or loss: debt securities in issue	7,085	7,812	7,032	7,812
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	10,258	41,378	10,258	41,378
Other deposits	270	381	362	552
Short positions in securities	117	1,303	67	1,303
	10,645	43,062	10,687	43,233
Financial liabilities at fair value through profit or loss	17,730	50,874	17,719	51,045

At 31 December 2018, the Group had £7,097 million (2017: £9,022 million) and the Bank had £7,036 million (2017: £8,837 million) of trading and other liabilities at fair value through profit or loss with a contractual residual maturity of greater than one year.

Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.

The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2018 was £15,435 million (2017: £14,224 million), which was £8,350 million higher than the balance sheet carrying value (2017: £6,412 million higher). At 31 December 2018 there was a cumulative £386 million decrease (2017: £147 million increase) in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of the Bank. Of the cumulative amount, a decrease of £533 million arose in 2018 and an increase of £52 million arose in 2017.

For the fair value of collateral pledged in respect of repurchase agreements see note 47.